FINANCIAL AND OTHER INCOME, NET (Schedule of financial and other income, net) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
FINANCIAL AND OTHER INCOME, NET [Abstract]
Interest income	$ 2,517	$ 2,048
Amortization of discount on marketable securities, net	148	310
Exchange rate differences and other	526	(43)
Financial and other income, net	$ 3,191	$ 2,315